Merger (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Reverse Recapitalization [Abstract]
Merger
3. Merger
On August 5, 2022, the Company completed the Merger. Upon the closing of the Merger, the following occurred:
•
Each non-redeeming share of DPCM Class A common stock was converted into the right to receive 1.4541326 Common Shares (the “Exchange Ratio”), such that 902,213 shares of DPCM Class A common stock that were not redeemed were exchanged for 1,311,937 Common Shares;

•
All outstanding warrants of DPCM were converted into the right to receive Warrants. Each such Warrant is exercisable for 1.4541326 Common Shares, at any time commencing on September 4, 2022, the date that is 30 days after the completion of the Merger. The number of Common Shares received upon the exercise of Warrants will be rounded down to the nearest whole number of Common Shares;

•	3,015,575 shares of DPCM Class B common stock held by Sponsor and DPCM’s officers, directors and other special advisors were converted into Common Shares on a one-for-one basis; and
•
Pursuant to an arrangement effected under Part 9, Division 5 of the Business Corporations Act (British Columbia) (the “Arrangement”) all holders of outstanding non-redeemable convertible preferred shares of D-Wave Systems received equity interests in D-Wave in exchange for their equity interests in D-Wave Systems. The aggregate consideration paid to former shareholders of D-Wave Systems in connection with the Merger was approximately 99,736,752 Common Shares and Exchangeable Shares (as defined below) (excluding options of D-Wave Systems and warrants of D-Wave Systems).

“Exchangeable Shares” refers to shares in the capital of D-Wave Quantum Technologies Inc., or ExchangeCo, an indirect Canadian subsidiary of D-Wave. The Exchangeable Shares are exchangeable from time to time, at the holder’s election, for Common Shares on a one-for-one basis.
In connection with the Merger and concurrently with the execution of the Transaction Agreement, on February 7, 2022, DPCM and the Company entered into separate subscription agreements with a number of investors (each a “PIPE Investor”), pursuant to which the PIPE Investors agreed to purchase, and the Company agreed to sell to the PIPE Investors, a number of Common Shares (the “PIPE Shares”) equal to the aggregate purchase price for all Common Shares subscribed for by each PIPE Investor, divided by $10.00 and multiplied by the Exchange Ratio for an aggregate purchase price of $40.0 million (the “PIPE Investment”), such that the PIPE Investors purchased 5,816,528 PIPE Shares in the aggregate. The PIPE Investment closed simultaneously with the consummation of the Merger.
On August 2, 2022, the DPCM shareholders voted to approve the Merger. Management determined that once this vote had occurred, it was probable that D-Wave Quantum Inc. would be required to pay Lincoln Park the
Commitment Fee associated with the Purchase Agreement. As such, on August 2, 2022, D-Wave Quantum Inc. incurred a $2.6 million liability payable to Lincoln Park, which was the amount of cash contractually required to settle the Commitment Fee. Other than the Commitment Fee liability, D-Wave Quantum, Inc. had no other assets, liabilities, or operations prior to the Closing Date of August 5, 2022.
The Merger was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, DPCM was treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the Merger was treated as the equivalent of the Company issuing shares for the net assets of DPCM, accompanied by a recapitalization. The net assets of DPCM were stated at historical cost, with no goodwill or other intangible assets recorded.

3. Merger
As discussed in Note 2 - Basis of Presentation and Summary of Significant Accounting Policies, on August 5, 2022, the Company completed the Merger. Upon the closing of the Merger, the following occurred:
•
Each non-redeeming share of DPCM Class A common stock was converted into the right to receive 1.4541326 Common Shares (the “Exchange Ratio”), such that 902,213 shares of DPCM Class A common stock that were not redeemed were exchanged for 1,311,937 Common Shares;

•
All outstanding warrants of DPCM were converted into the right to receive Warrants. Each such Warrant is exercisable for 1.4541326 Common Shares, at any time commencing on September 4, 2022, the date that was 30 days after the completion of the Merger. The number of Common Shares received upon the exercise of Warrants will be rounded down to the nearest whole number of Common Shares;

•	3,015,575 shares of DPCM Class B common stock held by Sponsor and DPCM’s officers, directors and other special advisors were converted into Common Shares on a one-for-one basis; and
•
Pursuant to an arrangement effected under Part 9, Division 5 of the Business Corporations Act (British Columbia) (the “Arrangement”) all holders of outstanding non-redeemable convertible preferred shares of D-Wave Systems received equity interests in D-Wave in exchange for their equity interests in D-Wave Systems. The aggregate consideration paid to former shareholders of D-Wave Systems in connection with the Merger was approximately 99,736,752 Common Shares and Exchangeable Shares (as defined below) (excluding options of D-Wave Systems and warrants of D-Wave Systems).

“Exchangeable Shares” refers to shares in the capital of D-Wave Quantum Technologies Inc., or ExchangeCo, an indirect Canadian subsidiary of D-Wave. The Exchangeable Shares are exchangeable from time to time, at the holder’s election, for Common Shares on a one-for-one basis.
In connection with the Merger and concurrently with the execution of the Transaction Agreement, on February 7, 2022, DPCM and the Company entered into separate subscription agreements with a number of investors (each a “PIPE Investor”), pursuant to which the PIPE Investors agreed to purchase, and the Company agreed to sell to the PIPE Investors, a number of Common Shares (the “PIPE Shares”) equal to the aggregate purchase price for all Common Shares subscribed for by each PIPE Investor, divided by $10.00 and multiplied by the Exchange Ratio for an aggregate purchase price of $40.0 million (the “PIPE Investment”), such that the PIPE Investors purchased 5,816,528 PIPE Shares in the aggregate. The PIPE Investment closed simultaneously with the consummation of the Merger.
On August 2, 2022, the DPCM shareholders voted to approve the Merger. Management determined that once this vote had occurred, it was probable that D-Wave Quantum Inc. would be required to pay Lincoln Park the Commitment Fee associated with the Purchase Agreement. As such, on August 2, 2022, D-Wave Quantum Inc. incurred a $2.6 million liability payable to Lincoln Park, which was the amount of cash contractually required to settle the Commitment Fee. Other than the Commitment Fee liability, D-Wave Quantum, Inc. had no other assets, liabilities, or operations prior to the Closing Date of August 5, 2022.
The Merger was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, DPCM was treated as the “acquired” company for financial reporting purposes. See Note 2 - Basis of presentation, for further details. Accordingly, for accounting purposes, the Merger was treated as the equivalent of the Company issuing shares for the net assets of DPCM, accompanied by a recapitalization. The net assets of DPCM were stated at historical cost, with no goodwill or other intangible assets recorded.
In accounting for the Merger and after redemptions, net proceeds received by the Company totaled $18.7 million. The following table presents the net proceeds from the Merger and PIPE Investment for the year ended December 31, 2022 (in thousands):
Recapitalization
Cash - DPCM trust and cash, net of redemptions	$9,130
Cash - PIPE Investment	40,000
Less: Non-cash net liabilities assumed from DPCM and D-Wave Quantum Inc.	(16,378)
Less: Transaction costs	(14,017)
Net Merger and PIPE Investment	18,735
Recapitalization
Add back: Non-cash net liabilities assumed from DPCM and D-Wave Quantum Inc.	16,378
Add back: Accrued transaction costs	2,459
Net cash contribution from Merger and PIPE Investment	$37,572
The following table presents the number of shares of common stock issued immediately following the consummation of the Merger, PIPE Investment, and closing of the Lincoln Park Purchase Agreement:
Number of Shares
Exchange of DPCM Class A common stock for D-Wave Quantum Inc. common stock upon Merger(1)	1,311,937
Exchange of DPCM Class B common stock for D-Wave Quantum Inc. common stock upon Merger(2)	3,015,575
D-Wave Quantum Inc. common stock issued in PIPE Investment upon Merger	5,816,528
Merger and PIPE shares	10,144,040
Exchange of D-Wave Systems Inc. common stock for D-Wave Quantum Inc. common stock (including Exchangeable Shares) upon Merger(3)	99,736,752
D-Wave Quantum Inc. common stock issued to Lincoln Park for the Lincoln Park Purchase Agreement closing commitment upon Merger	127,180
Total D-Wave Quantum Inc. common stock (including Exchangeable Shares) outstanding immediately after Merger, PIPE Investment, and closing of the Lincoln Park Purchase Agreement	110,007,972

(1)
Prior to the Merger, there were 30,000,000 shares of DPCM Class A common stock subject to possible redemption outstanding. Also prior to the Merger, 29,097,787 shares of DPCM Class A common stock subject to possible redemption were redeemed, resulting in 902,213 shares of DPCM Class A common stock outstanding immediately prior to the Merger. The number of Common Shares that former stockholders of DPCM Class A common stock received upon exchanging their shares in connection with the Merger was calculated by multiplying the 902,213 shares of DPCM Class A common stock outstanding immediately prior to the Merger by the Exchange Ratio. All fractional shares were rounded down.

(2)
Prior to the Merger, there were 7,500,000 shares of DPCM Class B common stock outstanding. Also prior to the Merger, 4,484,425 shares of DPCM Class B common stock were forfeited, resulting in 3,015,575 shares of DPCM Class B common stock outstanding immediately prior to the Merger. In connection with the Merger, the former stockholders of DPCM Class B common stock exchanged their shares for Common Shares on a one-for-one basis.

(3)
In conjunction with the Merger, all of D-Wave Systems' non-redeemable convertible preferred stock was converted into D-Wave Systems' common stock. As a result, there were 112,106,972 shares of D-Wave Systems' common stock outstanding immediately prior to the Merger. In conjunction with the Merger, the number of Common Shares that former stockholders of D-Wave Systems' common stock received upon exchanging their shares in conjunction with the Merger was calculated by multiplying the 112,106,972 shares of D-Wave Systems' common stock outstanding by the conversion ratio of 0.889657 (the “Conversion Ratio”), resulting in 99,736,752 shares of D-Wave Quantum Inc. common stock outstanding (including 48,409,601 Exchangeable Shares). During the year ended December 31, 2022, 787 Exchangeable Shares were exchanged for Common Shares. All fractional shares were rounded down.